FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: March 31, 2007




Item 1. Schedule of Investments.

                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

                                                                                        Rating
   Principal                                                                           Moody's/
    Amount           General Obligation Bonds (33.6%)                                    S&P                   Value  (a)
------------------------------------------------------------------------------------------------------------------------

                     City & County (1.0%)
                     ---------------------------------------------------------------

                     Denver, Colorado City & County Art Museum
  $ 2,000,000        5.000%, 08/01/15                                                  Aa1/AA+            $   2,119,560

                                                                         				   ---------------------
                     Metropolitan District (5.0%)
                     ---------------------------------------------------------------

                     Arapahoe, Colorado Park & Recreation District
   1,070,000         5.000%, 12/01/17 FGIC Insured                                      Aaa/NR                1,132,531

                     Castle Pines, Colorado Metropolitan District
   1,060,000         5.500%, 12/01/07 FSA Insured                                      Aaa/AAA                1,072,932

                     Foothills, Colorado Park & Recreational District
   1,310,000         5.000%, 12/01/12 FSA Insured                                       Aaa/NR                1,383,347
   1,325,000         5.000%, 12/01/13 FSA Insured                                       Aaa/NR                1,397,438

                     Highlands Ranch, Colorado Metropolitan District #1,
                        Refunding
   1,000,000         5.750%, 09/01/08 AMBAC Insured                                    Aaa/AAA                1,029,090
   1,730,000         5.750%, 09/01/09 AMBAC Insured                                    Aaa/AAA                1,810,532

                     North Metro Fire Rescue District, Colorado
   1,200,000         4.625%, 12/01/20 AMBAC Insured                                    Aaa/AAA                1,263,468

                     South Suburban, Colorado Park & Recreational District
   1,365,000         5.125%, 12/15/09 FGIC Insured                                     Aaa/AAA                1,398,224

                                                                                                   ---------------------
                     Total Metropolitan District                                                             10,487,562
                                                                                                   ---------------------

                     School Districts (27.6%)
                     ---------------------------------------------------------------

                     Adams County, Colorado School District #12 (Adams 12
                      Five Star Schools)
   1,255,000         5.625%, 12/15/08 FGIC Insured Pre-Refunded                        Aaa/AAA                1,284,944
   1,170,000         5.000%, 12/15/12 MBIA Insured                                     Aaa/AAA                1,236,000
    830,000          5.000%, 12/15/12 MBIA Insured Pre-Refunded                        Aaa/AAA                  878,655

                     Adams County, Colorado School District #14
   1,275,000         5.750%, 12/01/08 FSA Insured Pre-Refunded                         Aaa/AAA                1,305,485

                     Adams County 12 Five Star Schools, Colorado Refunding
   2,000,000         4.500%, 12/15/20 MBIA Insured                                     Aaa/AAA                2,069,860

                     Adams and Weld Counties, Colorado School District
                      #027J (Brighton) Refunding
   1,600,000         4.375%, 12/01/19 FSA Insured                                      Aaa/AAA                1,637,296

                     Adams and Weld Counties, Colorado School District
                       #027J (Brighton) Series C
   1,340,000         4.250%, 12/01/20 MBIA Insured                                     Aaa/AAA                1,354,767

                     Arapahoe County, Colorado Cherry Creek School District #5
   1,000,000         5.500%, 12/15/08                                                   Aa2/AA                1,030,620
   2,760,000         5.500%, 12/15/11 Pre-Refunded                                      Aa2/AA                2,892,038
   2,750,000         5.500%, 12/15/12 Pre-Refunded                                      Aa2/AA                2,881,560

                     Boulder Valley, Colorado School District
   1,215,000         5.500%, 12/01/08 FGIC Insured                                     Aaa/AAA                1,241,766

                     Clear Creek, Colorado School District
   1,000,000         5.000%, 12/01/16 FSA Insured                                      Aaa/AAA                1,060,530

                     Denver, Colorado City & County School District #1
                      Refunding Series A
   1,000,000         5.600%, 06/01/08                                                  Aa3/AA-                1,022,210

                     Douglas & Elbert Counties, Colorado School District
                      # Re-1, Series 1992
   2,000,000         5.250%, 12/15/11 FGIC Insured Pre-Refunded                        Aaa/AAA                2,084,000

                     El Paso County, Colorado School District #11 Colorado
                      Springs
   1,330,000         6.250%, 12/01/08                                                  Aa3/AA-                1,382,242

                     El Paso County, Colorado School District #20
   1,000,000         6.150%, 12/15/08 MBIA Insured                                     Aaa/AAA                1,041,390
   1,500,000         5.000%, 12/15/14 FGIC Insured                                      Aaa/NR                1,600,050

                     El Paso County, Colorado School District #38
   1,110,000         5.700%, 12/01/12 Pre-Refunded                                      Aa3/NR                1,187,600

                     El Paso County, Colorado School District #49
   1,500,000         5.500%, 12/01/13 FSA Insured Pre-Refunded                         Aaa/AAA                1,639,770
   1,000,000         5.250%, 12/01/14 FGIC Insured Pre-Refunded                        Aaa/AAA                1,068,810

                     Garfield County, Colorado School District
   1,250,000         5.000%, 12/01/17 FSA Insured                                       Aaa/NR                1,323,050

                     Jefferson County, Colorado School District # R-1
   3,000,000         5.500%, 12/15/09 FGIC Insured Pre-Refunded                        Aaa/AAA                3,122,610
   2,340,000         5.250%, 12/15/11 FGIC Insured Pre-Refunded                        Aaa/AAA                2,426,089
   1,000,000         5.500%, 12/15/13 FGIC Insured Pre-Refunded                        Aaa/AAA                1,040,870

                     La Plata County, Colorado School District #9
   1,500,000         5.000%, 11/01/18 MBIA Insured Pre-Refunded                         Aaa/NR                1,601,280

                     Larimer County, Colorado School District #R1 Poudre
                      Refunding Series A
   2,100,000         5.250%, 12/15/11                                                  Aa3/AAA                2,152,248

                     Mesa County, Colorado School District #51
   1,500,000         4.350%, 12/01/19 MBIA Insured                                      Aaa/NR                1,530,300

                     Pueblo County, Colorado School District #70
   1,040,000         5.500%, 12/01/09 AMBAC Insured                                    Aaa/AAA                1,052,750
   1,000,000         5.000%, 12/01/15 FGIC Insured                                     Aaa/AAA                1,055,550
   3,440,000         5.000%, 12/01/16 FGIC Insured                                     Aaa/AAA                3,622,045

                     Teller County, Colorado School District #2 Woodland
                      Park
   1,265,000         5.000%, 12/01/17 MBIA Insured                                     Aaa/AAA                1,361,507

                     Weld and Adams Counties, Colorado School District #3J
   1,000,000         5.500%, 12/15/10 AMBAC Insured Pre-Refunded                       Aaa/AAA                1,048,370

                     Weld County, Colorado School District #2
   1,315,000         5.000%, 12/01/15 FSA Insured                                      Aaa/AAA                1,398,726

                     Weld County, Colorado School District #3J
   1,440,000         4.350%, 12/15/19 FSA Insured                                       Aaa/NR                1,469,203

                     Weld County, Colorado School District #6
   1,195,000         5.000%, 12/01/15 FSA Insured Pre-Refunded                         Aaa/AAA                1,264,525

                     Weld County, Colorado School District #8
   1,115,000         5.000%, 12/01/15 FSA Insured                                      Aaa/AAA                1,185,992
   1,385,000         5.250%, 12/01/17 FSA Insured                                      Aaa/AAA                1,489,235

                                                                                                   ---------------------
                     Total School Districts                                                                   58,043,943
                                                                                                   ---------------------

                     Total General Obligation Bonds                                                           70,651,065
                                                                                                   ---------------------

                     Revenue Bonds (65.8%)
                     ---------------------------------------------------------------

                     Electric (1.3%)
                     ---------------------------------------------------------------

                     Colorado Springs, Colorado Utilities Revenue
   1,660,000         5.000%, 11/15/17                                                   Aa2/AA                1,759,783

                     Colorado Springs, Colorado Utilities Revenue
                      Subordinated Lien Improvement Series A
   1,000,000         5.000%, 11/15/17                                                   Aa2/AA                1,066,550

                                                                                                   ---------------------
                     Total Electric                                                                           2,826,333
                                                                                                   ---------------------

                     Higher Education (12.2%)
                     ---------------------------------------------------------------

                     Boulder, Colorado Development Revenue UCAR
   1,760,000         5.000%, 09/01/16 MBIA Insured                                     Aaa/AAA                1,862,309
   1,130,000         5.000%, 09/01/17 AMBAC Insured                                    Aaa/AAA                1,203,800

                     Colorado Educational & Cultural Facility Authority
                       Johnson & Wales
    860,000          5.000%, 04/01/18 XLCA Insured                                     Aaa/AAA                  905,881

                     Colorado Educational & Cultural Facility Authority
                       University of Colorado Foundation Project
   2,110,000         5.000%, 07/01/17 AMBAC Insured                                    Aaa/AAA                2,225,079
   1,865,000         5.375%, 07/01/18 AMBAC Insured                                    Aaa/AAA                2,006,964

                     Colorado Educational & Cultural Facility Authority
                      Refunding University of
                     Denver Project Series B
   1,050,000         4.500%, 03/01/19 FGIC Insured                                     Aaa/AAA                1,086,593

                     Colorado Mountain Jr. College District Student Housing
                      Facilities Enterprise Revenue
   1,000,000         4.500%, 06/01/18  MBIA Insured                                    Aaa/AAA                1,030,810

                     Colorado Post Secondary Educational Facility
    860,000          5.500%, 03/01/08 MBIA Insured                                     Aaa/AAA                  874,362

                     Colorado State University System
   1,530,000         5.000%, 03/01/17  AMBAC Insured                                    Aaa/NR                1,622,963

                     University of Colorado Enterprise System
   1,000,000         5.000%, 06/01/11                                                  Aa3/AA-                1,050,810
   2,325,000         5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA                2,471,266
   1,735,000         5.000%, 06/01/16                                                  Aa3/AA-                1,860,094
   1,000,000         5.250%, 06/01/17 FGIC Insured                                     Aaa/AAA                1,085,760
   1,000,000         4.375%, 06/01/19 FGIC Insured                                     Aaa/AAA                1,021,220

                     University of Colorado Enterprise System Refunding Series A
   2,000,000         4.500%, 06/01/21MBIA Insured                                      Aaa/AAA                2,049,100

                     University of Northern Colorado Auxiliary Facilities
   1,745,000         5.750%, 06/01/08 MBIA Insured ETM                                 Aaa/AAA                1,767,964
   1,390,000         5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA                1,459,542

                                                                                                   ---------------------
                     Total Higher Education                                                                  25,584,517
                                                                                                   ---------------------

                     Hospital (4.7%)
                     ---------------------------------------------------------------

                     Colorado Health Facility Authority Hospital Revenue,
                       Catholic Health Initiatives Series A
   1,000,000         5.375%, 12/01/09 Pre-Refunded                                      Aa2/AA                1,029,620

                     Colorado Health Facility Authority Hospital Revenue,
                      Sisters of Charity - Health Care
   1,000,000         6.250%, 05/15/09 AMBAC Insured, ETM                               Aaa/AAA                1,050,930

                     Colorado Health Facility Authority Hospital Revenue,
                      Sisters of Charity - Leavenworth
   1,000,000         5.500%, 12/01/08 MBIA Insured                                     Aaa/AAA                1,027,990
   1,500,000         5.250%, 12/01/10 MBIA Insured                                     Aaa/AAA                1,539,555

                     Colorado Health Facility Authority Revenue, Catholic
                      Health Initiatives-A
   1,500,000         5.000%, 09/01/21                                                   Aa2/AA                1,597,215

                     Colorado Health Facility Authority Revenue,
                      Evangelical Lutheran Project
   1,000,000         5.250%, 06/01/21                                                   A3/A-                 1,066,550

                     Park Hospital District Larimer County, Colorado
                      Limited Tax Revenue
   1,010,000         4.500%, 01/01/21 Assured Guaranty Insured                         Aa1/AAA                1,037,129

                     University of Colorado Hospital Authority Hospital
                      Revenue
   1,475,000         5.500%, 11/15/07 AMBAC Insured                                     Aaa/NR                1,491,269

                                                                                                   ---------------------
                     Total Hospital                                                                            9,840,258
                                                                                                   ---------------------

                     Housing (1.3%)
                     ---------------------------------------------------------------

                     Colorado Housing & Finance Authority
    505,000          6.050%, 10/01/16 Series 1999A3                                     Aa2/NR                  516,448
    15,000           6.125%, 11/01/23 Series 1998D3                                     Aa2/NR                   15,412

                     Colorado Housing & Finance Authority
                       Multi-Family/Project Bonds
   1,575,000         4.250%, 10/01/17 Class II 2004 Series A-3                          Aa2/AA                1,609,792

                     Colorado Housing & Finance Authority Refunding-Single
                      Family Program
    210,000          5.000%, 08/01/13 Series 2001 Series B                              A1/A+                   211,796

                     Colorado Housing Finance Authority, Single Family
                       Mortgage
    35,000           5.625%, 06/01/10 Series 1995D                                      Aa2/NR                   35,119
    25,000           5.750%, 11/01/10 Series 1996A                                      Aa2/NR                   25,019

                     Colorado Housing Finance Authority, Single Family Mortgage
    45,000           5.700%, 10/01/22 2000C3                                            Aa2/AA                   45,174

                     Colorado Housing Finance Authority, Single Family
                       Mortgage Subordinated
    125,000          5.400%, 10/01/12 2000D                                             A1/A+                   127,086

                     Denver, Colorado Single Family Mortgage Revenue
    100,000          5.000%, 11/01/15 GNMA Insured                                      NR/AAA                  101,964

                                                                                                   ---------------------
                     Total Housing                                                                             2,687,810
                                                                                                   ---------------------

                     Lease (12.9%)
                     ---------------------------------------------------------------

                     Aurora, Colorado COP
   2,105,000         5.250%, 12/01/13 AMBAC Insured Pre-Refunded                       Aaa/AAA                2,221,470

                     Broomfield, Colorado COP
   2,500,000         5.100%, 12/01/12 AMBAC Insured                                     Aaa/NR                2,617,725

                     CMC Academic Facilities Leasing COP (Colorado Mountain
                      Jr. College District)
   2,200,000         4.375%, 08/01/20 MBIA Insured                                      NR/AAA                2,227,654

                     Colorado Educational & Cultural Facilities Authority
                       Revenue Refunding (Frontier Academy)
   1,300,000         4.375%, 06/01/19 CIFG Assurance North America, Inc. Insured       Aaa/AAA                1,319,058

                     Denver, Colorado City and County COP (Roslyn Fire)
   1,835,000         5.000%, 12/01/15                                                   Aa2/AA                1,931,319

                     El Paso County, Colorado COP
   1,100,000         5.250%, 12/01/09 MBIA Insured                                     Aaa/AAA                1,143,868

                     El Paso County, Colorado COP (Judicial Building)
   1,760,000         5.000%, 12/01/16 AMBAC Insured                                    Aaa/AAA                1,861,939

                     El Paso County, Colorado COP (Judicial Complex
                       Project) Series A
   1,000,000         4.500%, 12/01/21 AMBAC Insured                                     NR/AAA                1,022,920

                     El Paso County, Colorado COP (Pikes Peak Regional
                      Development Authority)
   1,925,000         5.000%, 12/01/18 AMBAC Insured                                    Aaa/AAA                2,049,182

                     Fort Collins, Colorado Lease COP Series A
   3,020,000         4.750%, 06/01/18 AMBAC Insured                                     Aaa/NR                3,171,151

                     Fremont County, Colorado COP Refunding and Improvement
                      Series A
   2,075,000         5.000%, 12/15/18 MBIA Insured                                     Aaa/AAA                2,209,543

                     Golden, Colorado COP
   1,575,000         4.375%, 12/01/20 FGIC Insured                                     Aaa/AAA                1,614,233

                     Lakewood, Colorado COP
   1,440,000         5.200%, 12/01/13 AMBAC Insured Pre-Refunded                       Aaa/AAA                1,517,227

                     Northern Colorado Water Conservancy District COP
   1,000,000         5.000%, 10/01/15 MBIA Insured                                     Aaa/AAA                1,062,030

                     Westminster, Colorado COP
   1,055,000         5.350%, 09/01/11 MBIA Insured                                     Aaa/AAA                1,106,874

                                                                                                   ---------------------
                     Total Lease                                                                             27,076,193
                                                                                                   ---------------------

                     Sales Tax (13.8%)
                     ---------------------------------------------------------------

                          Boulder, Colorado
   1,045,000         5.250%, 08/15/10 AMBAC Insured                                    Aaa/AAA                1,082,975

                     Boulder, Colorado Open Space Acquisition
   1,250,000         5.500%, 08/15/12                                                  Aa1/AA+                1,323,338

                     Boulder, Colorado Open Space Capital Improvement
   3,065,000         5.000%, 07/15/16 MBIA Insured                                     Aaa/AAA                3,254,356
   1,630,000         5.000%, 07/15/17  MBIA Insured                                    Aaa/AAA                1,727,507

                     Boulder, Colorado Sales & Use Tax Open Space Series A
   1,000,000         5.450%, 12/15/12 FGIC Insured Pre-Refunded                        Aaa/AAA                1,056,170

                     City & County of Denver, Colorado Excise Tax Revenue
   2,000,000         5.375%, 09/01/10 FSA Insured                                      Aaa/AAA                2,080,660

                     Colorado Springs, Colorado Sales & Use Tax Revenue
                      Service Sales
   1,320,000         5.000%, 12/01/12                                                   A1/AA                 1,363,336

                     Denver, Colorado City & County Excise Tax Revenue
   1,000,000         5.000%, 09/01/11 FSA Insured Pre-Refunded                         Aaa/AAA                1,049,470
   2,260,000         5.000%, 09/01/12 FSA Insured Pre-Refunded                         Aaa/AAA                2,371,802

                     Douglas County, Colorado Sales & Use Tax Open Space
                      Revenue
   1,780,000         5.500%, 10/15/12 FSA Insured                                      Aaa/AAA                1,888,740

                     Golden, Colorado Sales & Use Tax
   1,265,000         5.000%, 12/01/12 AMBAC Insured                                    Aaa/AAA                1,335,827

                     Jefferson County, Colorado Open Space Sales Tax
   1,245,000         5.000%, 11/01/11 FGIC Insured                                     Aaa/AAA                1,286,222
   1,600,000         5.000%, 11/01/13 AMBAC Insured                                    Aaa/AAA                1,686,064
   1,080,000         5.000%, 11/01/14 AMBAC Insured                                    Aaa/AAA                1,136,700

                     Lakewood, Colorado Sales & Use Tax Revenue
   1,040,000         5.250%, 12/01/09                                                   NR/AAA                1,080,134

                     Larimer County, Colorado Sales Tax Revenue Bond
   1,000,000         5.500%, 12/15/12 AMBAC Insured                                    Aaa/AAA                1,063,740

                     Longmont, Colorado Sales & Use Tax
   1,875,000         5.500%, 11/15/14 Pre-Refunded                                      NR/AA+                1,993,331

                     Thornton, Colorado Sales Tax
   1,000,000         5.000%, 09/01/14 FSA Insured                                      Aaa/AAA                1,050,740

                     Westminster, Colorado Special Purpose Sales & Use
                      Tax Revenue Post Project Series B
   1,055,000         5.500%, 12/01/07 FGIC Insured                                     Aaa/AAA                1,067,871
    120,000          5.500%, 12/01/07 Pre-Refunded ETM                                 Aaa/AAA                  121,448

                                                                                                   ---------------------
                     Total Sales Tax                                                                          29,020,431
                                                                                                   ---------------------

                     Transportation (4.7%)
                     ---------------------------------------------------------------

                     Colorado Department of Transportation-Tax Revenue
                      Anticipation Note
   1,000,000         6.000%, 06/15/13 AMBAC Insured Pre-Refunded                       #Aaa/AAA               1,075,640

                     Northwest Parkway, Colorado Public Highway Authority
                       Series A
   2,515,000         5.150%, 06/15/14 AMBAC Insured                                    Aaa/AAA                2,689,390

                     Regional Transportation District, Colorado COP
   1,190,000         5.000%, 06/01/15 AMBAC Insured                                    Aaa/AAA                1,259,746
   1,510,000         4.850%, 06/01/18 AMBAC Insured                                    Aaa/AAA                1,573,496

                     Regional Transportation District, Colorado Sales
                      Tax Revenue
   2,000,000         5.000%, 11/01/13 FGIC Insured                                     Aaa/AAA                2,103,120
   1,000,000         5.000%, 11/01/16 FGIC Insured Pre-Refunded                        Aaa/AAA                1,054,660

                                                                                                   ---------------------
                     Total Transportation                                                                      9,756,052
                                                                                                   ---------------------

                     Water & Sewer (12.9%)
                     ---------------------------------------------------------------

                     Boulder, Colorado Water & Sewer Revenue
   1,000,000         5.400%, 12/01/14                                                  Aa2/AA+                1,059,020

                     Boulder, Colorado Water & Sewer Revenue Series C
   2,420,000         4.500%, 12/01/18                                                  Aa2/AA+                2,509,492

                     Broomfield, Colorado Sewer and Waste Water Revenue
   1,985,000         5.000%, 12/01/15 AMBAC Insured                                     Aaa/NR                2,112,000
   1,000,000         5.000%, 12/01/16 AMBAC Insured                                     Aaa/NR                1,061,330

                     Broomfield, Colorado Water Activity Enterprise
   1,500,000         5.300%, 12/01/12 MBIA Insured                                      Aaa/NR                1,597,635
   1,730,000         5.250%, 12/01/13 MBIA Insured                                      Aaa/NR                1,838,454

                     Colorado Clean Water Revenue
    830,000          5.375%, 09/01/10 Pre-Refunded                                     Aaa/AAA                  850,368
    170,000          5.375%, 09/01/10                                                  Aaa/AAA                  174,055

                     Colorado Metro Wastewater Reclamation District
   1,270,000         5.250%, 04/01/09                                                   Aa2/AA                1,289,482

                     Colorado Water Resource & Power Development Authority
   2,675,000         5.000%, 09/01/16 MBIA Insured                                     Aaa/AAA                2,880,494
   1,855,000         5.000%, 09/01/17 MBIA Insured                                     Aaa/AAA                1,992,530

                     Colorado Water Resource & Power Development Authority
                      Clean Water Revenue Series A
   1,375,000         5.000%, 09/01/12 Pre-Refunded                                     Aaa/AAA                1,451,051
    260,000          5.000%, 09/01/12 Un-Refunded portion                              Aaa/AAA                  274,381

                     Colorado Water Resource & Power Development Authority
                      Clean Water Revenue Series B
    820,000          5.500%, 09/01/09 Pre-Refunded                                     Aaa/AAA                  841,517
    180,000          5.500%, 09/01/09 Un-Refunded portion                              Aaa/AAA                  184,624

                     Colorado Water Resource & Power Development Authority
                      Small Water Resource Series A
    600,000          5.550%, 11/01/13 FGIC Insured Un-Refunded portion                 Aaa/AAA                  637,866
    400,000          5.550%, 11/01/13 FGIC Insured Pre-Refunded                        Aaa/AAA                  425,660

                     Denver, Colorado City and County Wastewater Revenue
   1,560,000         5.000%, 11/01/15 FGIC Insured                                     Aaa/AAA                1,658,046

                     Pueblo, Colorado Board Water Works
   1,000,000         5.500%, 11/01/10 FSA Insured                                      Aaa/AAA                1,062,480

                     Thornton, Colorado Water Enterprise Revenue
   1,445,000         4.500%, 12/01/18 MBIA Insured                                     Aaa/AAA                1,491,226

                     Ute, Colorado  Water Conservancy District
   1,570,000         5.500%, 06/15/12 MBIA Insured                                     Aaa/AAA                1,657,292

                                                                                                   ---------------------
                     Total Water & Sewer                                                                    27,049,003
                                                                                                   ---------------------

                     Miscellaneous Revenue (2.0%)
                     ---------------------------------------------------------------

                     Denver, Colorado City & County Helen  Bonfils Project
   1,755,000         5.875%, 12/01/09                                                   NR/A+                 1,779,956

                     South Suburban, Colorado  Park & Recreational District
    350,000          6.000%, 11/01/07                                                  Baa2/NR                  352,377

                     Thornton, Colorado Development Authority Tax Increment
                      North Washington Street Urban Renewal Project
   1,040,000         4.500%, 12/01/18  MBIA Insured                                    Aaa/AAA                1,073,270

                     Westminster, Colorado Golf Course Activity
   1,000,000         5.400%, 12/01/13 Radian Group, Inc. Insured                        NR/AA                 1,032,700

                                                                                                   --------------------
                     Total Miscellaneous Revenue                                                              4,238,303
                                                                                                   --------------------

                     Total Revenue Bonds                                                                    138,078,900
                                                                                                   --------------------

                     ---------------------------------------------------------------
                     Total Investments (cost $202,382,820-note b)                       99.4%               208,729,965
                     Other assets less liabilities                                       0.6                  1,193,594
                                                                                    -----------------------------------
                                                                                        100.0%             $209,923,559
                                                                                    ===================================

                                                             Percent of
        Portfolio Distribution By Quality Rating (unaudited) Portfolio

        Aaa of Moody's or AAA of S&P                           81.2  %

        Aa of Moody's or AA of S&P                             17.1

        AA of Moody's or S&P                                    1.5

        Baa of Moody's or BBB of S&P                            0.2
                                                              ----------

                                                               100.0 %
                                                              ==========


                                 PORTFOLIO ABBREVIATIONS:
                                 ------------------------

        AMBAC     - American Municipal Bond Assurance Corp.
        COP       - Certificates of Participation
        CIFG      - CDC IXIS Financial Guaranty
        ETM       - Escrowed to Maturity
        FGIC      - Financial Guaranty Insurance Co.
        FSA       - Financial Security Assurance
        GNMA      - Government National Mortgage Association
        MBIA      - Municipal Bond Investors Assurance
        NR        - Not Rated
        UCAR      - University Corporation for Atmospheric Research
        XLCA      - XL Capital Assurance

                      See accompanying notes to financial statements.

                    NOTES TO FINANCIAL STATEMENTS
                      TAX-FREE FUND OF COLORADO

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $202,360,327 amounted to $6,369,638, which consisted of aggregate gross unrealized appreciation of $6,494,147 and aggregate gross unrealized depreciation of $124,509.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
Diana P. Herrmann
 	President and Trustee
      May 29, 2007

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 29, 2007